Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Restatement of Previously Issued Financial Statements

Note 9 — Restatement of Previously Issued Financial Statements

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused in part on provisions in warrant agreements that provide for settlement of cash in a tender offer that is different than the underlying stock and the potential changes to the settlement amounts dependent upon the characteristics of the warrant holder and because the holder of a warrant is not an input into the pricing of a fixed-for-fixed option on equity shares, such provisions would preclude the warrant from being classified in equity and thus the warrant should be classified as a liability.

As a result of the SEC Statement, the Company reevaluated the accounting treatment of the public warrants and the private placement warrants issued in connection with the Company’s initial public offering that were originally recorded as equity. Because these warrants contain provisions whereby the settlement amount varies depending upon the characteristics of the warrant holder, and have the tender offer provisions that could preference one of our two classes of stock in the event of such tender offer, these warrants should have been recorded at fair value as a liability in the Company’s consolidated balance sheet.

Accordingly, due to this restatement, the public warrants and the private placement warrants are now classified as a liability on the Company’s balance sheet at December 31, 2020 and December 31, 2019 and related interim periods. These warrants are measured at fair value initially and subsequently at each reporting date with changes in the fair value recognized as a gain or loss in the Company’s statements of operations. These warrants are deemed equity instruments for income tax purposes, and accordingly, there is no tax accounting impact relating to changes in the fair value of these warrants.

The Company’s management has concluded it is appropriate to restate (i) the Company’s previously issued audited financial statements as of December 31, 2020 and December 31, 2019, as previously reported in its Form 10-K and (ii) quarterly unaudited financial statements for the quarterly periods ended March 31, 2019, June 30, 2019, September 30, 2019, March 31, 2020, June 30, 2020 and September 30, 2020. The restated classification and reported values of the Warrants as accounted for under ASC 815-40 are included in the financial statements herein.

The impact of this correction to the applicable reporting periods for the financial statement line items impacted are presented as of and for the years ended December 31, 2020 and 2019.

The following presents a reconciliation of the Balance Sheets, Statements of Operations, and Statements of Cash Flows from the prior periods as previously reported to the restated amounts.

The Restatement Adjustments below reflect the entries to record the liability for the Public and Private Warrants issued as part of Megalith Financial Acquisition Corp.’s initial public offering and private placement, respectively, and to account for the adjustment to fair value of this liability at the end of each period presented. The fair value of the Public and Private Warrants was $13.8 million and $9.5 million at the initial offering and December 31, 2018, respectively. In addition, it was determined an expense of approximately $0.6 million was incurred related to costs directly associated with the issuance of the Public Warrants. These effects are reflected in the restated equity balances at January 1, 2019. For each subsequent quarter and year end, the liability was revalued and the change in fair value reflected in “Change in fair value of warrant liability” in the Statement of Operations.

	December 31, 2020
	As Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash	$43,178	$-	$43,178
Prepaid expenses and other assets	40,672	-	40,672

Total current assets	83,850	-	83,850

OTHER ASSETS
Marketable securities held in trust account	27,713,815	-	27,713,815
Escrow for private placement	20,002,872	-	20,002,872

Total other assets	47,716,687	-	47,716,687

TOTAL ASSETS	47,800,537	-	47,800,537

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	1,656,199	-	1,656,199
Private placement received in advance	20,002,872	-	20,002,872
Income taxes payable	-	-	-
Franchise taxes payable	30,000	-	30,000
Due to affiliates	45,000	-	45,000

Total current liabilities	21,734,071	-	21,734,071

LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	-	6,771,556
Warrant Liability	-	75,973,939	75,973,939

Total long term liabilities	6,771,556	75,973,939	82,745,495

Total liabilities	28,505,627	75,973,939	104,479,566

COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption, $0.0001 par value, 2,651,614 shares at redemption value of $10.10 per share at December 31, 2020	14,294,907	12,486,394	26,781,301

STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	-	-	-
Class A Common Stock; $0.0001 par value; 100,000,000 shares authorized; 0 shares issued and outstanding (excluding 2,651,614 shares subject to possible redemption), as of December 31, 2020	124	(124)	-
Class B Common Stock; $0.0001 par value; 10,000,000 shares authorized; 4,232,222 shares issued and outstanding as of December 31, 2020.	423	-	423
Additional paid-in capital	3,233,443	(3,233,443)	-
Retained earnings (accumulated deficit)	1,766,013	(85,226,766)	(83,460,753)

Total stockholders’ equity	5,000,003	(88,460,333)	(83,460,330)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$47,800,537	$0	$47,800,537

	December 31, 2019
	As Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash	$482,665	$-	$482,665
Prepaid expenses and other assets	37,571	-	37,571

Total current assets	520,236	-	520,236

OTHER ASSETS
Marketable securities held in trust account	175,410,617	-	175,410,617
Escrow for private placement	-	-	-

Total other assets	175,410,617	-	175,410,617

TOTAL ASSETS	175,930,853	-	175,930,853

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	111,968	-	111,968
Private placement received in advance	-	-	-
Income taxes payable	572,160	-	572,160
Franchise taxes payable	80,000	-	80,000
Due to affiliates	-	-	-

Total current liabilities	764,128	-	764,128

LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	-	6,771,556
Warrant Liability	-	7,639,893	7,639,893

Total long term liabilities	6,771,556	7,639,893	14,411,449

Total liabilities	7,535,684	7,639,893	15,175,577

COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption, $0.0001 par value, 15,421,314 shares at redemption value of $10.10 per share at December 31, 2019	163,395,164	(7,639,888)	155,755,276

STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	-	-	-
Class A Common Stock; $0.0001 par value; 100,000,000 shares authorized; 1,507,575 shares issued and outstanding (excluding 15,421,314 shares subject to possible redemption), as of December 31, 2019	76	75	151
Class B Common Stock; $0.0001 par value; 10,000,000 shares authorized; 4,232,222 shares issued and outstanding as of December 31, 2019	423	-	423
Additional paid-in capital	2,342,794	(2,342,794)	-
Retained earnings (accumulated deficit)	2,656,712	2,342,714	4,999,426

Total stockholders’ equity	5,000,005	(5)	5,000,000

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$175,930,853	$0	$175,930,853

	For the year ended December 31, 2020
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$292,252	$-	$292,252
Legal and professional fees	1,532,958	-	1,532,958
Franchise tax	200,000	-	200,000
Support services - related party	185,384	-	185,384

Total expenses	2,210,594	-	2,210,594

OTHER INCOME
Other income	212,129	-	212,129
Change in fair value of warrant liability		(68,334,046)	(68,334,046)
Interest income on investments held in Trust Account	1,405,514	-	1,405,514

Total other income	1,617,643	(68,334,046)	(66,716,403)

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(592,951)	(68,334,046)	(68,926,997)

Income tax expense	297,748	-	297,748

NET LOSS	$(890,699)	$(68,334,046)	$(69,224,745)

Weighted average shares outstanding of Class A common stock	8,655,806	-	8,655,806
Basic and diluted net income per share, Class A	$0.13	$(0.00)	$0.13

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net loss per share, Class B	$(0.48)	$(16.14)	$(16.62)

	For the year ended December 31, 2019
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$155,854	$-	$155,854
Legal and professional fees	219,533	-	219,533
Franchise tax	200,000	-	200,000
Support services - related party	224,000	-	224,000

Total expenses	799,387	-	799,387

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability		1,909,973	1,909,973
Interest income on investments held in Trust Account	3,950,927	-	3,950,927

Total other income	3,950,927	1,909,973	5,860,900

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	3,151,540	1,909,973	5,061,513

Income tax expense	788,018	-	788,018

NET INCOME	$2,363,522	$1,909,973	$4,273,495

Weighted average shares outstanding of Class A common stock	16,928,889	-	16,928,889
Basic and diluted net income per share, Class A	$0.18	$(0.00)	$0.18

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net loss per share, Class B	$(0.14)	$0.45	$0.31

	For the year ended December 31, 2020
	As Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(890,699)	$(68,334,046)	$(69,224,745)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned in Trust Account	(1,405,514)	-	(1,405,514)
Other income remitted directly to Trust Account	(212,129)	-	(212,129)
Change in fair value of warrant liability	-	68,334,046	68,334,046
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(3,101)	-	(3,101)
Accounts payable	1,544,231	-	1,544,231
Income taxes payable	(572,160)	-	(572,160)
Franchise taxes payable	(50,000)	-	(50,000)

Net cash flows used in operating activities	(1,589,372)	-	(1,589,372)

CASH FLOWS FROM INVESTING ACTIVITIES
Cash released from Trust Account for Class A common stock redemptions	148,155,560	-	148,155,560
Cash moved to escrow from private placement received in advance	(20,002,872)	-	(20,002,872)
Investment income released from Trust Account to pay taxes	1,104,885	-	1,104,885

Net cash flows provided by financing activities	129,257,573	-	129,257,573

CASH FLOWS FROM FINANCING ACTIVITIES
Cash used for Class A common stock redemptions	(148,155,560)	-	(148,155,560)
Proceeds from private placement received in advance	20,002,872	-	20,002,872
Proceeds from due to affiliates	45,000	-	45,000

Net cash flows used in financing activities	(128,107,688)	-	(128,107,688)

NET CHANGE IN CASH	(439,487)	-	(439,487)

CASH, BEGINNING OF YEAR	482,665	-	482,665

CASH, END OF YEAR	$43,178	$-	$43,178

Supplemental disclosure of noncash activities:
Change in value of Class A common stock subject to possible redemption	$(149,100,257)	$20,126,283	$(128,973,974)
Supplemental cash flow disclosure:
Income taxes paid	$904,885	$-	$904,885

	For the year ended December 31, 2019
	As Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$2,363,522	$1,909,973	$4,273,495
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned in Trust Account	(3,950,927)	-	(3,950,927)
Other income remitted directly to Trust Account	-	-	-
Change in fair value of warrant liability	-	(1,909,973)	(1,909,973)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	34,298	-	34,298
Accounts payable	(146,591)	-	(146,591)
Income taxes payable	355,314	-	355,314
Franchise taxes payable	(120,000)	-	(120,000)

Net cash flows used in operating activities	(1,464,384)	-	(1,464,384)

CASH FLOWS FROM INVESTING ACTIVITIES
Cash released from Trust Account for Class A common stock redemptions	-	-	-
Cash moved to escrow from private placement received in advance	-	-	-
Investment income released from Trust Account to pay taxes	754,104	-	754,104

Net cash flows provided by financing activities	754,104	-	754,104

CASH FLOWS FROM FINANCING ACTIVITIES
Cash used for Class A common stock redemptions	-	-	-
Proceeds from private placement received in advance	-	-	-
Proceeds from due to affiliates	-	-	-

Net cash flows used in financing activities	-	-	-

NET CHANGE IN CASH	(710,280)	-	(710,280)

CASH, BEGINNING OF YEAR	1,192,945	-	1,192,945

CASH, END OF YEAR	$482,665	$-	$482,665

Supplemental disclosure of noncash activities:
Change in value of Class A common stock subject to possible redemption	$2,363,521	$1,909,974	$4,273,495
Supplemental cash flow disclosure:
Income taxes paid	$432,704	$-	$432,704

The following presents a reconciliation of the unaudited Balance Sheets from the balances previously reported to the restated balances as of March 31, 2020, June 30,2020, September 30, 2020, March 31, 2019, June 30, 2019 and September 30, 2019.

	March 31, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash	$311,303	$-	$311,303
Prepaid expenses and other assets	26,946	-	26,946

Total current assets	338,249	-	338,249

OTHER ASSETS
Marketable securities held in trust account	176,763,122	-	176,763,122
Escrow for private placement		-	-

Total other assets	176,763,122	-	176,763,122

TOTAL ASSETS	177,101,371	-	177,101,371

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	122,977	-	122,977
Private placement received in advance	-	-	-
Income taxes payable	845,702	-	845,702
Franchise taxes payable	50,000	-	50,000
Due to affiliates		-	-

Total current liabilities	1,018,679	-	1,018,679

LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	-	6,771,556
Warrant Liability	-	5,252,427	5,252,427

Total long term liabilities	6,771,556	5,252,427	12,023,983

Total liabilities	7,790,235	5,252,427	13,042,662

COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption, $0.0001 par value, 15,748,387 shares at redemption value of $10.10 per share at March 31, 2020	164,311,133	(5,252,424)	159,058,709

STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	-	-	-
Class A Common Stock; $0.0001 par value; 100,000,000 shares authorized; 1,180,502 shares issued and outstanding (excluding 15,748,387 shares subject to possible redemption), as of March 31, 2020	67	51	118
Class B Common Stock; $0.0001 par value; 10,000,000 shares authorized; 4,232,222 shares issued and outstanding as of March 31, 2020	423	-	423
Additional paid-in capital	1,426,834	(1,426,834)	-
Retained earnings	3,572,679	1,426,780	4,999,459

Total stockholders’ equity	5,000,003	(3)	5,000,000

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$177,101,371	$0	$177,101,371

	June 30, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash	$599,156	$-	$599,156
Prepaid expenses and other assets	16,321	-	16,321

Total current assets	615,477	-	615,477

OTHER ASSETS
Marketable securities held in trust account	33,164,861	-	33,164,861
Escrow for private placement		-	-

Total other assets	33,164,861	-	33,164,861

TOTAL ASSETS	33,780,338	-	33,780,338

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	221,898	-	221,898
Private placement received in advance	-	-	-
Income taxes payable	271,937	-	271,937
Franchise taxes payable	20,000	-	20,000
Due to affiliates		-	-

Total current liabilities	513,835	-	513,835

LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	-	6,771,556
Warrant Liability	-	20,054,720	20,054,720

Total long term liabilities	6,771,556	20,054,720	26,826,276

Total liabilities	7,285,391	20,054,720	27,340,111

COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption, $0.0001 par value, 3,195,004 shares at redemption value of $10.10 per share at June 30, 2020	21,494,941	10,774,599	32,269,540

STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	-	-	-
Class A Common Stock; $0.0001 par value; 100,000,000 shares authorized; 0 shares issued and outstanding (excluding 3,195,004 shares subject to possible redemption), as of June 30, 2020	108	(108)	-
Class B Common Stock; $0.0001 par value; 10,000,000 shares authorized; 4,232,222 shares issued and outstanding as of June 30, 2020	423	-	423
Additional paid-in capital	1,671,219	(1,671,219)	-
Retained earnings (accumulated deficit)	3,328,256	(29,157,993)	(25,829,737)

Total stockholders’ equity	5,000,006	(30,829,320)	(25,829,314)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$33,780,338	$0	$33,780,338

	September 30, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash	$11,009	-	$11,009
Prepaid expenses and other assets	74,997	-	74,997

Total current assets	86,006	-	86,006

OTHER ASSETS
Marketable securities held in trust account	33,178,146	-	33,178,146
Escrow for private placement		-	-

Total other assets	33,178,146	-	33,178,146

TOTAL ASSETS	33,264,152	-	33,264,152

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	951,622	-	951,622
Private placement received in advance	-	-	-
Income taxes payable	-	-	-
Franchise taxes payable	30,000	-	30,000
Due to affiliates		-	-

Total current liabilities	981,622	-	981,622

LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	-	6,771,556
Warrant Liability	-	18,049,387	18,049,387

Total long term liabilities	6,771,556	18,049,387	24,820,943

Total liabilities	7,753,178	18,049,387	25,802,565

COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption, $0.0001 par value, 3,195,004 shares at redemption value of $10.10 per share at September 30, 2020	20,510,971	11,758,569	32,269,540

STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	-	-	-
Class A Common Stock; $0.0001 par value; 100,000,000 shares authorized; 0 shares issued and outstanding (excluding 3,195,004 shares subject to possible redemption), as of September 30, 2020	117	(117)	-
Class B Common Stock; $0.0001 par value; 10,000,000 shares authorized; 4,232,222 shares issued and outstanding as of September 30, 2020	423	-	423
Additional paid-in capital	2,655,181	(2,655,181)	-
Retained earnings (accumulated deficit)	2,344,282	(27,152,659)	(24,808,377)

Total stockholders’ equity	5,000,003	(29,807,957)	(24,807,954)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$33,264,152	$(0)	$33,264,152

	March 31, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash	$853,425	$-	$853,425
Prepaid expenses and other assets	69,446	-	69,446

Total current assets	922,871	-	922,871

OTHER ASSETS
Marketable securities held in trust account	173,274,478	-	173,274,478
Escrow for private placement		-	-

Total other assets	173,274,478	-	173,274,478

TOTAL ASSETS	174,197,349	-	174,197,349

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	343,598	-	343,598
Private placement received in advance		-	-
Income taxes payable	429,131	-	429,131
Franchise taxes payable	50,000	-	50,000
Due to affiliates		-	-

Total current liabilities	822,729	-	822,729

LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	-	6,771,556
Warrant Liability	-	6,684,907	6,684,907

Total long term liabilities	6,771,556	6,684,907	13,456,463

Total liabilities	7,594,285	6,684,907	14,279,192

COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption, $0.0001 par value, 15,338,432 shares at redemption value of $10.10 per share at March 31, 2019	161,603,060	(6,684,902)	154,918,158

STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	-	-	-
Class A Common Stock; $0.0001 par value; 100,000,000 shares authorized; 1,590,457 shares issued and outstanding (excluding 15,338,432 shares subject to possible redemption), as of March 31, 2019	94	65	159
Class B Common Stock; $0.0001 par value; 10,000,000 shares authorized; 4,232,222 shares issued and outstanding as of March 31, 2019	423	-	423
Additional paid-in capital	4,134,879	(4,134,879)	-
Retained earnings	864,608	4,134,810	4,999,418

Total stockholders’ equity	5,000,004	(4)	5,000,000

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$174,197,349	$0	$174,197,349

	June 30, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash	$429,215	$-	$429,215
Prepaid expenses and other assets	58,821	-	58,821

Total current assets	488,036	-	488,036

OTHER ASSETS
Marketable securities held in trust account	174,189,472	-	174,189,472
Escrow for private placement		-	-

Total other assets	174,189,472	-	174,189,472

TOTAL ASSETS	174,677,508	-	174,677,508

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	247,967	-	247,967
Private placement received in advance		-	-
Income taxes payable	324,096	-	324,096
Franchise taxes payable	40,000	-	40,000
Due to affiliates		-	-

Total current liabilities	612,063	-	612,063

LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	-	6,771,556
Warrant Liability	-	7,162,400	7,162,400

Total long term liabilities	6,771,556	7,162,400	13,933,956

Total liabilities	7,383,619	7,162,400	14,546,019

COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption, $0.0001 par value, 15,359,553 shares at redemption value of $10.10 per share at June 30, 2019	162,293,880	(7,162,391)	155,131,489

STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A Common Stock; $0.0001 par value; 100,000,000 shares authorized; 1,569,336 shares issued and outstanding (excluding 15,359,553 shares subject to possible redemption), as of June 30, 2019	87	70	157
Class B Common Stock; $0.0001 par value; 10,000,000 shares authorized; 4,232,222 shares issued and outstanding as of June 30, 2019	423	-	423
Additional paid-in capital	3,444,067	(3,444,067)	-
Retained earnings	1,555,432	3,443,988	4,999,420

Total stockholders’ equity	5,000,009	(9)	5,000,000

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$174,677,508	$0	$174,677,508

	September 30, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
ASSETS
CURRENT ASSETS
Cash	$685,621	$-	$685,621
Prepaid expenses and other assets	48,196	-	48,196

Total current assets	733,817	-	733,817

OTHER ASSETS
Marketable securities held in trust account	174,618,157	-	174,618,157
Escrow for private placement		-	-

Total other assets	174,618,157	-	174,618,157

TOTAL ASSETS	175,351,974	-	175,351,974

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable	236,169	-	236,169
Private placement received in advance		-	-
Income taxes payable	448,145	-	448,145
Franchise taxes payable	40,000	-	40,000
Due to affiliates		-	-

Total current liabilities	724,314	-	724,314

LONG TERM LIABILITIES
Deferred underwriting fee payable	6,771,556	-	6,771,556
Warrant Liability	-	9,072,373	9,072,373

Total long term liabilities	6,771,556	9,072,373	15,843,929

Total liabilities	7,495,870	9,072,373	16,568,243

COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption, $0.0001 par value, 15,226,112 shares at redemption value of $10.10 per share at September 30, 2019	162,856,097	(9,072,366)	153,783,731

STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A Common Stock; $0.0001 par value; 100,000,000 shares authorized; 1,702,777 shares issued and outstanding (excluding 15,226,112 shares subject to possible redemption), as of September 30, 2019	81	90	171
Class B Common Stock; $0.0001 par value; 10,000,000 shares authorized; 4,232,222 shares issued and outstanding as of September 30, 2019	423	-	423
Additional paid-in capital	2,881,856	(1,534,111)	1,347,745
Retained earnings	2,117,647	1,534,015	3,651,662

Total stockholders’ equity	5,000,007	(7)	5,000,000

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$175,351,974	$0	$175,351,974

The following presents a reconciliation of the unaudited Statements of Operations from the amounts previously reported to the restated amounts for the three month period ended March 31, 2020, the three and six month periods ended June 30, 2020, the three and nine month periods ended September 30, 2020, the three month period ended March 31, 2019, the three and six month periods ended June 30, 2019 and the three and nine month periods ended September 30, 2019.

	For the three months ended March 31, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$19,074	$-	$19,074
Legal and professional fees	41,768	-	41,768
Franchise tax	50,000	-	50,000
Support services - related party	52,154	-	52,154

Total expenses	162,996	-	162,996

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	2,387,467	2,387,467
Interest income on investments held in Trust Account	1,352,505	-	1,352,505

Total other income	1,352,505	2,387,467	3,739,972

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	1,189,509	2,387,467	3,576,976

Income tax expense	273,542	-	273,542

NET INCOME	$915,967	$2,387,467	$3,303,434

Weighted average shares outstanding of Class A common stock	16,928,889	-	16,928,889
Basic and diluted net income per share, Class A	$0.06	$0.00	$0.06

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net loss per share, Class B	$(0.03)	$0.57	$0.54

	For the three months ended June 30, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$13,820	$-	$13,820
Legal and professional fees	161,571	-	161,571
Franchise tax	50,000	-	50,000
Support services - related party	59,846	-	59,846

Total expenses	285,237	-	285,237

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	(14,802,294)	(14,802,294)
Interest income on investments held in Trust Account	38,392	-	38,392

Total other income	38,392	(14,802,294)	(14,763,902)

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(246,845)	(14,802,294)	(15,049,139)

Income tax expense	(2,422)	-	(2,422)

NET LOSS	$(244,423)	$(14,802,294)	$(15,046,717)

Weighted average shares outstanding of Class A common stock	11,740,532	-	11,740,532
Basic and diluted net income per share, Class A	$-	$(0.00)	$(0.00)

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net loss per share, Class B	$(0.06)	$(3.49)	$(3.55)

	For the three months ended September 30, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$49,172	$-	$49,172
Legal and professional fees	853,628	-	853,628
Franchise tax	50,000	-	50,000
Support services - related party	52,154	-	52,154

Total expenses	1,004,954	-	1,004,954

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	2,005,333	2,005,333
Interest income on investments held in Trust Account	13,285	-	13,285

Total other income	13,285	2,005,333	2,018,618

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(991,669)	2,005,333	1,013,664

Income tax expense	(7,695)	-	(7,695)

NET INCOME	$(983,974)	$2,005,333	$1,021,359

Weighted average shares outstanding of Class A common stock	3,195,004	-	3,195,004
Basic and diluted net income per share, Class A	$-	$(0.01)	$(0.01)

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net (loss) income per share, Class B	$(0.23)	$0.48	$0.25

	For the six months ended June 30, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$32,895	$-	$32,895
Legal and professional fees	203,338	-	203,338
Franchise tax	100,000	-	100,000
Support services - related party	112,000	-	112,000

Total expenses	448,233	-	448,233

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	(12,414,827)	(12,414,827)
Interest income on investments held in Trust Account	1,390,897	-	1,390,897

Total other income	1,390,897	(12,414,827)	(11,023,930)

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	942,664	(12,414,827)	(11,472,163)

Income tax expense	271,120	-	271,120

NET LOSS	$671,544	$(12,414,827)	$(11,743,283)

Weighted average shares outstanding of Class A common stock	14,334,711	-	14,334,711
Basic and diluted net income per share, Class A	$0.07	$0.00	$0.07

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net loss per share, Class B	$(0.08)	$(2.94)	$(3.02)

	For the nine months ended September 30, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$82,067	$-	$82,067
Legal and professional fees	1,056,966	-	1,056,966
Franchise tax	150,000	-	150,000
Support services - related party	164,154	-	164,154

Total expenses	1,453,187	-	1,453,187

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	(10,409,494)	(10,409,494)
Interest income on investments held in Trust Account	1,404,182	-	1,404,182

Total other income		(10,409,494)	(9,005,312)

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(49,005)	(10,409,494)	(10,458,499)

Income tax expense	263,425	-	263,425

NET LOSS	$(312,430)	$(10,409,494)	$(10,721,924)

Weighted average shares outstanding of Class A common stock	10,566,869	-	10,566,869
Basic and diluted net income per share, Class A	$0.09	$0.00	$0.09

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net loss per share, Class B	$(0.31)	$(2.46)	$(2.77)

	For the three months ended March 31, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$123,248	$-	$123,248
Legal and professional fees	51,579	-	51,579
Franchise tax	50,000	-	50,000
Support services - related party	52,154	-	52,154

Total expenses	276,981	-	276,981

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	2,864,960	2,864,960
Interest income on investments held in Trust Account	1,060,684	-	1,060,684

Total other income	1,060,684	2,864,960	3,925,644

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	783,703	2,864,960	3,648,663

Income tax expense	212,285	-	212,285

NET INCOME	$571,418	$2,864,960	$3,436,378

Weighted average shares outstanding of Class A common stock	16,928,889	-	16,928,889
Basic and diluted net income per share, Class A	$0.05	$(0.00)	$0.05

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net (loss) income per share, Class B	$(0.05)	$0.67	$0.62

	For the three months ended June 30, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$17,263	$-	$17,263
Legal and professional fees	57,769	-	57,769
Franchise tax	70,000	-	70,000
Support services - related party	59,846	-	59,846

Total expenses	204,878	-	204,878

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	(477,493)	(477,493)
Interest income on investments held in Trust Account	1,115,194	-	1,115,194

Total other income	1,115,194	(477,493)	637,701

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	910,316	(477,493)	432,823

Income tax expense	219,492	-	219,492

NET INCOME	$690,824	$(477,493)	$213,331

Weighted average shares outstanding of Class A common stock	16,928,889	-	16,928,889
Basic and diluted net income per share, Class A	$0.05	$(0.00)	$0.05

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net loss per share, Class B	$(0.03)	$(0.11)	$(0.14)

	For the three months ended September 30, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$24,411	$-	$24,411
Legal and professional fees	30,383	-	30,383
Franchise tax	40,000	-	40,000
Support services - related party	52,154	-	52,154

Total expenses	146,948	-	146,948

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	(1,909,973)	(1,909,973)
Interest income on investments held in Trust Account	887,300	-	887,300

Total other income	887,300	(1,909,973)	(1,022,673)

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	740,352	(1,909,973)	(1,169,621)

Income tax expense	178,137	-	178,137

NET LOSS	$562,215	$(1,909,973)	$(1,347,758)

Weighted average shares outstanding of Class A common stock	16,928,889	-	16,928,889
Basic and diluted net income per share, Class A	$0.04	$(0.00)	$0.04

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net loss per share, Class B	$(0.03)	$(0.45)	$(0.48)

	For the six months ended June 30, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$119,619	$-	$119,619
Legal and professional fees	130,239	-	130,239
Franchise tax	120,000	-	120,000
Support services - related party	112,000	-	112,000

Total expenses	481,858	-	481,858

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	2,387,467	2,387,467
Interest income on investments held in Trust Account	2,175,878	-	2,175,878

Total other income	2,175,878	2,387,467	4,563,345

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	1,694,020	2,387,467	4,081,487

Income tax expense	431,778	-	431,778

NET INCOME	$1,262,242	$2,387,467	$3,649,709

Weighted average shares outstanding of Class A common stock	16,928,889	-	16,928,889
Basic and diluted net income per share, Class A	$0.10	$(0.00)	$0.10

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net income per share, Class B	$-	$0.48	$0.48

	For the nine months ended September 30, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
OPERATING EXPENSES
General and administrative	$144,030	$-	$144,030
Legal and professional fees	160,622	-	160,622
Franchise tax	160,000	-	160,000
Support services - related party	164,154	-	164,154

Total expenses	628,806	-	628,806

OTHER INCOME
Other income	-	-	-
Change in fair value of warrant liability	-	477,493	477,493
Interest income on investments held in Trust Account	3,063,178	-	3,063,178

Total other income	3,063,178	477,493	3,540,671

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	2,434,372	477,493	2,911,865

Income tax expense	609,915	-	609,915

NET INCOME	$1,824,457	$477,493	$2,301,950

Weighted average shares outstanding of Class A common stock	16,928,889	-	16,928,889
Basic and diluted net income per share, Class A	$0.14	$(0.00)	$0.14

Weighted average shares outstanding of Class B common stock	4,232,222	-	4,232,222
Basic and diluted net (loss) income per share, Class B	$(0.11)	$0.11	$0.54

The following tables contain the restatement of previously reported unaudited Statements of Cash Flows for the three month period ended March 31, 2020, the six month period ended June 30, 2020, the nine month period ended September 30, 2020, the three month period ended March 31, 2019, the six month period ended June 30, 2019 and the nine month period ended September 30, 2019.

	For the three months ended March 31, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$915,967	$2,387,467	$3,303,434
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned in Trust Account	(1,352,505)	-	(1,352,505)
Change in fair value of warrant liability	-	(2,387,467)	(2,387,467)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	10,625	-	10,625
Accounts payable	11,009	-	11,009
Income taxes payable	273,542	-	273,542
Franchise taxes payable	(30,000)	-	(30,000)

Net cash flows used in operating activities	(171,362)	-	(171,362)

NET DECREASE IN CASH	(171,362)	-	(171,362)

CASH, BEGINNING OF PERIOD	482,665	-	482,665

CASH, END OF PERIOD	$311,303	-	$311,303

Supplemental disclosure of noncash activities:
Change in value of Class A common stock subject to possible redemption	$915,969	(4,219,403)	$(3,303,434)

	For the six months ended June 30, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$671,544	$(12,414,827)	$(11,743,283)
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned in Trust Account	(1,390,897)	-	(1,390,897)
Change in fair value of warrant liability	-	12,414,827	12,414,827
Changes in operating assets and liabilities:
Prepaid expenses and other assets	21,250	-	21,250
Accounts payable	109,930	-	109,930
Income taxes payable	(300,223)	-	(300,223)
Franchise taxes payable	(60,000)	-	(60,000)

Net cash flows used in operating activities	(948,396)	-	(948,396)

CASH FLOWS FROM INVESTING ACTIVITIES
Cash released from Trust Account for Class A common stock redemptions	142,571,767	-	142,571,767
Investment income released from Trust Account to pay taxes	1,064,887	-	1,064,887

Net cash flows used in financing activities	143,636,654	-	143,636,654

CASH FLOWS FROM FINANCING ACTIVITIES
Cash used for Class A common stock redemption	(142,571,767)	-	(142,571,767)

Net cash flows provided by financing activities	(142,571,767)	-	(142,571,767)

NET INCREASE (DECREASE) IN CASH	116,491	-	116,491

CASH, BEGINNING OF PERIOD	482,665	-	482,665

CASH, END OF PERIOD	$599,156	$-	$599,156

Supplemental disclosure of noncash activities:
Federal income taxes paid from operating account	571,343	-	571,343
Change in value of Class A common stock subject to possible redemption	$(141,900,223)	$18,414,488	$(123,485,735)

	For the nine months ended September 30, 2020 (unaudited)
	As Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(312,430)	$(10,409,494)	$(10,721,924)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned in Trust Account	(1,404,182)	-	(1,404,182)
Change in fair value of warrant liability	-	10,409,494	10,409,494
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(37,426)	-	(37,426)
Accounts payable	839,654	-	839,654
Income taxes payable	(572,160)	-	(572,160)
Franchise taxes payable	(50,000)	-	(50,000)

Net cash flows used in operating activities	(1,536,544)	-	(1,536,544)

CASH FLOWS FROM INVESTING ACTIVITIES
Cash released from Trust Account for Class A common stock redemptions	142,571,768	-	142,571,768
Investment income released from Trust Account to pay taxes	1,064,888	-	1,064,888

Net cash flows provided by investing activities	143,636,656	-	143,636,656

CASH FLOWS FROM FINANCING ACTIVITIES
Cash used for Class A common stock redemptions	(142,571,768)	-	(142,571,768)

Net cash flows used in financing activities	(142,571,768)	-	(142,571,768)

NET DECREASE IN CASH	(471,656)	-	(471,656)

CASH, BEGINNING OF PERIOD	482,665	-	482,665

CASH, END OF PERIOD	$11,009	$-	$11,009

Supplemental disclosure of noncash activities:
Federal income taxes paid from operating account	$904,885	$-	$904,885
Change in value of Class A common stock subject to possible redemption	$(142,884,193)	$19,398,458	$(123,485,735)

	For the three months ended March 31, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$571,418	$2,864,960	$3,436,378
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned in Trust Account	(1,060,684)	-	(1,060,684)
Change in fair value of warrant liability	-	(2,864,960)	(2,864,960)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	2,423	-	2,423
Accounts payable	85,039	-	85,039
Income taxes payable	212,285	-	212,285
Franchise taxes payable	(150,000)	-	(150,000)

Net cash flows used in operating activities	(339,519)	-	(339,519)

NET DECREASE IN CASH	(339,520)	-	(339,520)

CASH, BEGINNING OF PERIOD	1,192,945	-	1,192,945

CASH, END OF PERIOD	$853,425	-	853,425

Supplemental disclosure of noncash activities:
Change in value of Class A common stock subject to possible redemption	$571,417	2,864,961	3,436,378

	For the six months ended June 30, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$1,262,242	$2,387,467	$3,649,709
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned in Trust Account	(2,175,878)	-	(2,175,878)
Change in fair value of warrant liability	-	(2,387,467)	(2,387,467)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	13,048	-	13,048
Accounts payable	(10,592)	-	(10,592)
Income taxes payable	107,250	-	107,250
Franchise taxes payable	(160,000)	-	(160,000)

Net cash flows used in operating activities	(963,930)		(963,930)

CASH FLOWS FROM INVESTING ACTIVITIES
Cash released from Trust Account for Class A common stock redemptions	-	-	-
Investment income released from Trust Account to pay taxes	200,200	-	200,200

Net cash flows used in financing activities	200,200	-	200,200

CASH FLOWS FROM FINANCING ACTIVITIES
Cash used for Class A common stock redemption	-	-	-

Net cash flows provided by financing activities	-	-	-

NET INCREASE (DECREASE) IN CASH	(763,730)	-	(763,730)

CASH, BEGINNING OF PERIOD	1,192,945	-	1,192,945

CASH, END OF PERIOD	$429,215	$-	$429,215

Supplemental disclosure of noncash activities:
Federal income taxes paid from operating account	$324,528	$-	$324,528
Change in value of Class A common stock subject to possible redemption	$1,262,237	$2,387,472	$3,649,709

	For the nine months ended September 30, 2019 (unaudited)
	As Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$1,824,457	$477,493	$2,301,950
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned in Trust Account	(3,063,178)	-	(3,063,178)
Change in fair value of warrant liability	-	(477,493)	(477,493)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	23,673	-	23,673
Accounts payable	(22,390)	-	(22,390)
Income taxes payable	231,299	-	231,299
Franchise taxes payable	(160,000)	-	(160,000)
		-
Net cash flows used in operating activities	(1,166,139)	-	(1,166,139)
		-
CASH FLOWS FROM INVESTING ACTIVITIES		-
Cash released from Trust Account for Class A common stock redemptions	-	-	-
Investment income released from Trust Account to pay taxes	658,815	-	658,815
		-
Net cash flows provided by investing activities	658,815	-	658,815
		-
CASH FLOWS FROM FINANCING ACTIVITIES		-
Cash used for Class A common stock redemptions	-	-	-
		-
Net cash flows used in financing activities	-	-	-
		-
NET DECREASE IN CASH	(507,324)	-	(507,324)
		-
CASH, BEGINNING OF PERIOD	1,192,945	-	1,192,945
		-
CASH, END OF PERIOD	$685,621	$-	$685,621
		-
Supplemental disclosure of noncash activities:		-
Federal income taxes paid from operating account	$378,616	$-	$378,616
Change in value of Class A common stock subject to possible redemption	$1,824,454	$477,496	$2,301,950